ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
Payables to franchisees	652	1,150
Other payables	850	1,146
Accrued utilities and other accrued expenses	332	283
Liabilities related to customer loyalty program	166	264
Value-added tax, other tax and surcharge payables	234	337
Advance from noncontrolling interest holders	103	81
Total	2,337	3,261